UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment / /; Amendment Number:
                                               -------
   This Amendment (Check only one):            / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
         ---------------------------------
Address: 461 Fifth Avenue, 22nd Floor
         ---------------------------------
         New York, New York 10017
         ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
         ------------------------
Title:   Executive Vice President
         ------------------------
Phone:   212-867-9090
         ------------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein        New York, New York           November 9, 2007
------------------------        ------------------           ----------------
     [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  -----

Form 13F Information Table Entry Total:   69
                                        ------

Form 13F Information Table Value Total:   $266,460
                                        ------------
                                        (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 9/30/2007

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ABITIBI-CONSOLIDATED INC COM               003924107    1,050      600,000      SH             Sole              600,000

ADVANCED MEDICAL OPTICS
INC                      NOTE 3.250% 8/0   00763MAK4   12,140   14,250,000      PRN            Sole           14,250,000

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308    2,040      160,000      SH             Sole              160,000

ARCH COAL INC            COM               039380100    2,024       60,000      SH             Sole               60,000

BWAY HOLDING COMPANY     COM               12429T104    3,831      343,600      SH             Sole              343,600

CASELLA WASTE SYS INC    CL A              147448104    3,880      309,397      SH             Sole              309,397

CENTRAL GARDEN & PET CO  COM               153527106      445       50,000      SH             Sole               50,000

CHEMTURA CORP            COM               163893100    1,600      180,000      SH             Sole              180,000

CHESAPEAKE ENERGY CORP   PFD CONV          165167842    2,363       23,600      SH             Sole               23,600

CINEMARK HOLDINGS INC    COM               17243V102    2,227      120,000      SH             Sole              120,000

CITADEL BROADCASTING
CORP                     COM               17285T106    2,600      625,000      SH             Sole              625,000

CKE RESTAURANTS INC      COM               12561E105    2,594      160,000      SH             Sole              160,000

COMPTON PETE CORP        COM               204940100    3,927      420,400      SH             Sole              420,400

CORRECTIONS CORP
AMER NEW                 COM NEW           22025Y407    1,832       70,000      SH             Sole               70,000

CUMULUS MEDIA INC        CL A              231082108    1,630      159,500      SH             Sole              159,500

DARLING INTL INC         COM               237266101    2,522      255,000      SH             Sole              255,000

DEL MONTE FOODS CO       COM               24522P103    2,100      200,000      SH             Sole              200,000

ERP OPER LTD PARTNERSHIP NOTE 3.850% 8/1   26884AAV5      394      400,000      PRN            Sole              400,000

FLEXTRONICS INTL LTD     NOTE 1.000% 8/0   33938EAL1    3,421    3,575,000      PRN            Sole            3,575,000

GENERAL COMMUNICATION
INC                      CL A              369385109    2,064      170,000      SH             Sole              170,000

GENERAL MTRS CORP        DEB SR CONV B     370442733    5,301      249,000      PRN            Sole              249,000

GEORGIA GULF CORP        COM PAR $0.01     373200203    1,636      117,700      SH             Sole              117,700

GRAY TELEVISION INC      COM               389375106    2,123      250,000      SH             Sole              250,000

GREENBRIER COS INC       NOTE 2.375% 5/1   393657AD3    2,273    2,750,000      PRN            Sole            2,750,000

HEALTH CARE REIT INC     NOTE 4.750%12/0   42217KAP1    4,359    4,200,000      PRN            Sole            4,200,000

HEALTH MGMT ASSOC
INC NEW                  NOTE 4.375% 8/0   421933AF9   14,754   15,000,000      PRN            Sole           15,000,000

HEALTH MGMT ASSOC
INC NEW                  CL A              421933102    1,388      200,000      SH             Sole              200,000

HUNTSMAN CORP            PFD MND CV 5%     447011206    1,190       24,000      SH             Sole               24,000

INTERNATIONAL GAME
TECHNOLOG                DBCV 2.600%12/1   459902AP7    9,015    9,050,000      PRN            Sole            9,050,000

INVITROGEN CORP          NOTE 3.250% 6/1   46185RAM2   13,510   12,550,000      PRN            Sole           12,550,000

ISLE OF CAPRI CASINOS
INC                      COM               464592104    3,209      165,000      SH             Sole              165,000

L-3 COMMUNICATIONS CORP  DEBT 3.000% 8/0   502413AW7    7,743    6,675,000      PRN            Sole            6,675,000

LEVEL 3 COMMUNICATIONS
INC                      COM               52729N100    2,093      450,000      SH             Sole              450,000

LIN TELEVISION CORP      SDEB 2.500% 5/1   532776AL5    7,908    8,100,000      PRN            Sole            8,100,000

LIN TV CORP              CL A              532774106    2,186      168,000      SH             Sole              168,000

LUCENT TECHNOLOGIES INC  DBCV 2.750% 6/1   549463AH0      282      300,000      PRN            Sole              300,000

MASSEY ENERGY CORP       COM               576206106    2,182      100,000      SH             Sole              100,000

MTR GAMING GROUP INC     COM               553769100    4,241      445,000      SH             Sole              445,000

NEXSTAR BROADCASTING
GROUP I                  CL A              65336K103    2,203      210,000      SH             Sole              210,000

OMNICARE INC             DBCV 3.250%12/1   681904AL2   14,892   18,300,000      PRN            Sole           18,300,000

PACKAGING CORP AMER      COM               695156109    1,163       40,000      SH             Sole               40,000

PANTRY INC               NOTE 3.000%11/1   698657AL7    1,212    1,400,000      PRN            Sole            1,400,000

PEABODY ENERGY CORP      SDCV 4.750%12/1   704549AG9    8,152    7,750,000      PRN            Sole            7,750,000

PETROHAWK ENERGY CORP    COM               716495106    2,200      134,000      SH             Sole              134,000

PHARMACEUTICAL RES INC   NOTE 2.875% 9/3   717125AC2    8,418    9,150,000      PRN            Sole            9,150,000

POLYONE CORP             COM               73179P106    2,241      300,000      SH             Sole              300,000

RANGE RES CORP           COM               75281A109      315        7,750      SH             Sole                7,750

RITE AID CORP            COM               767754104    1,848      400,000      SH             Sole              400,000

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4    4,187    5,075,000      PRN            Sole            5,075,000

SERVICE CORP INTL        COM               817565104    1,613      125,000      SH             Sole              125,000

SHUFFLE MASTER INC       NOTE 1.250% 4/1   825549AB4   10,025   10,750,000      PRN            Sole           10,750,000

SINCLAIR BROADCAST GROUP
INC                      NOTE 3.000% 5/1   829226AW9   10,812   11,500,000      PRN            Sole           11,500,000

SINCLAIR BROADCAST GROUP
INC                      NOTE 4.875% 7/1   829226AU3      380      400,000      PRN            Sole              400,000

SMURFIT-STONE CONTAINER
CORP                     COM               832727101    2,161      185,000      SH             Sole              185,000

SOURCE INTERLINK COS INC COM NEW           836151209    1,056      300,000      SH             Sole              300,000

STEWART ENTERPRISES INC  CL A              860370105    2,286      300,000      SH             Sole              300,000

TENET HEALTHCARE CORP    COM               88033G100    1,680      500,000      SH             Sole              500,000

TEVA PHARMACEUTICAL
FIN CO B                 NOTE 1.750% 2/0   88165FAA0    9,553    9,050,000      PRN            Sole            9,050,000

TRIMAS CORP              COM NEW           896215209    2,123      160,000      SH             Sole              160,000

TRINITY INDS INC         NOTE 3.875% 6/0   896522AF6    1,706    1,650,000      PRN            Sole            1,650,000

TRONOX INC               CL A              897051108    2,139      230,000      SH             Sole              230,000

TRONOX INC               COM CL B          897051207    2,032      225,000      SH             Sole              225,000

U S CONCRETE INC         COM               90333L102    1,779      270,000      SH             Sole              270,000

UNITED AUTO GROUP INC    NOTE 3.500% 4/0   909440AH2    3,675    3,500,000      PRN            Sole            3,500,000

VALEANT PHARMACEUTICALS
INTL                     NOTE 3.000% 8/1   91911XAB0    2,036    2,250,000      PRN            Sole            2,250,000

VISHAY INTERTECHNOLOGY
INC                      NOTE 3.625% 8/0   928298AF5    4,536    4,550,000      PRN            Sole           4,550,000

WCA WASTE CORP           COM               92926K103    2,424      300,000      SH             Sole             300,000

WESCO INTL INC           NOTE 1.750%11/1   95082PAG0    6,113    7,150,000      PRN            Sole           7,150,000

WYETH                    DBCV 1/1          983024AD2   11,425   10,950,000      PRN            Sole          10,950,000


                                                 TOTAL (x$1,000)               266,460

